Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (98.23%)
COMMUNICATION SERVICES (6.55%)
Diversified Telecommunication Services (0.51%)
Verizon Communications, Inc.	190,600	$9,568,120

Entertainment (0.92%)
Netflix, Inc.(a)	112,178	10,785,915
Spotify Technology SA(a)	13,387	6,491,490
		17,277,405
Interactive Media & Services (5.12%)
Alphabet, Inc., Class A	28,926	8,317,961
Alphabet, Inc., Class C	204,554	58,678,360
Meta Platforms, Inc., Class A	51,083	29,226,117
		96,222,438
CONSUMER DISCRETIONARY (9.89%)
Automobile Components (1.50%)
Lear Corp.	118,878	14,393,748
Magna International, Inc., Class A	245,534	13,703,253
		28,097,001
Broadline Retail (2.33%)
Amazon.com, Inc.(a)	210,508	43,842,501

Entertainment (0.48%)
Sony Group Corp.(b)(c)	439,500	9,097,650

Hotels, Restaurants & Leisure (3.68%)
Aramark	491,611	19,929,910
Booking Holdings, Inc.	5,436	22,887,300
Chipotle Mexican Grill, Inc.(a)	269,934	8,640,587
Yum! Brands, Inc.	113,375	17,627,545
		69,085,342
Household Durables (0.53%)
Lennar Corp., Class A	83,500	7,251,140
Newell Brands, Inc.	783,352	2,686,897
		9,938,037
Specialty Retail (0.82%)
Lowe's Cos., Inc.	30,600	7,230,168
O'Reilly Automotive, Inc.(a)	89,216	8,235,529
		15,465,697
Textiles, Apparel & Luxury Goods (0.55%)
NIKE, Inc., Class B	121,134	6,398,298

See Notes to Schedule of Investments.

8	www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
PVH Corp.(c)	56,548	$3,944,788
		10,343,086
CONSUMER STAPLES (4.90%)
Beverages (0.47%)
Coca-Cola Co.	115,400	8,776,170

Consumer Staples Distribution & Retail (1.84%)
Costco Wholesale Corp.	12,754	12,708,468
Dollar Tree, Inc.(a)	93,185	10,204,690
SYSCO Corp.	163,734	11,679,146
		34,592,304
Food Products (1.03%)
McCormick & Co., Inc.	129,028	6,508,172
Tyson Foods, Inc., Class A	199,466	12,779,787
		19,287,959
Household Products (0.33%)
Procter & Gamble Co.	43,400	6,268,696

Multiline Retail (0.63%)
Dollar General Corp.	98,940	11,747,146

Personal Care Products (0.60%)
Unilever PLC(b)	199,593	11,370,813

ENERGY (2.16%)
Energy Equipment & Services (0.44%)
NOV, Inc.	441,864	8,311,462

Oil, Gas & Consumable Fuels (1.72%)
Chevron Corp.	44,641	9,236,223
Shell PLC(b)(c)	138,399	12,871,107
TotalEnergies SE(c)	111,900	10,180,662
		32,287,992
FINANCIALS (19.60%)
Banks (5.21%)
Bank of America Corp.	262,797	12,811,354
Citigroup, Inc.	148,267	16,814,960
Cullen/Frost Bankers, Inc.	48,700	6,675,796
Mitsubishi UFJ Financial Group, Inc.(b)(c)	558,000	9,469,260
PNC Financial Services Group, Inc.	96,285	20,035,946

See Notes to Schedule of Investments.

First Quarter Report (Unaudited) | March 31, 2026	9

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Banks (continued)
U.S. Bancorp	184,500	$9,595,845
Wells Fargo & Co.	282,788	22,512,753
		97,915,914
Capital Markets (3.74%)
Ameriprise Financial, Inc.	21,900	9,732,360
Blackstone Group LP	52,400	6,025,476
Charles Schwab Corp.	300,451	28,236,385
S&P Global, Inc.	42,899	18,246,661
UBS Group AG(c)	205,179	8,016,343
		70,257,225
Consumer Finance (2.50%)
American Express Co.	42,073	12,726,241
Capital One Financial Corp.	187,246	34,159,288
		46,885,529
Financial Services (5.24%)
Berkshire Hathaway, Inc., Class B(a)	26,877	12,879,459
Corebridge Financial, Inc.	510,249	12,174,541
Equitable Holdings, Inc.	116,546	4,325,022
Global Payments, Inc.	181,644	12,224,641
Mastercard, Inc., Class A	41,009	20,490,557
Visa, Inc., Class A	95,579	28,887,797
Voya Financial, Inc.	110,585	7,555,167
		98,537,184
Insurance (2.91%)
American International Group, Inc.	103,300	7,773,325
Aon PLC, Class A	32,998	10,651,094
Arch Capital Group, Ltd.(a)	128,106	12,296,895
MetLife, Inc.	193,512	13,685,169
Progressive Corp.	51,301	10,169,910
		54,576,393
HEALTH CARE (12.95%)
Biotechnology (0.55%)
Amgen, Inc.	29,100	10,238,835

Health Care Equipment & Supplies (5.17%)
Alcon AG(c)	85,000	6,404,750
Baxter International, Inc.	1,082,862	18,192,082
Becton Dickinson & Co.	108,169	17,007,412
Boston Scientific Corp.(a)	114,719	7,198,617
Cooper Cos., Inc.(a)	97,881	6,998,492
IDEXX Laboratories, Inc.(a)	9,470	5,321,098

See Notes to Schedule of Investments.

10	www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc.(a)	19,993	$9,216,573
Koninklijke Philips NV(c)	437,878	11,997,857
Medtronic PLC	171,431	14,854,496
		97,191,377
Health Care Providers & Services (4.59%)
CVS Health Corp.	273,834	19,666,758
Fresenius Medical Care AG(b)	1,125,292	25,386,588
Humana, Inc.	92,693	16,072,039
McKesson Corp.	5,051	4,370,933
Quest Diagnostics, Inc.	64,003	12,543,308
UnitedHealth Group, Inc.	30,504	8,254,077
		86,293,703
Life Sciences Tools & Services (0.88%)
Danaher Corp.	86,834	16,463,727

Pharmaceuticals (1.76%)
Bristol-Myers Squibb Co.	246,566	14,954,228
Merck & Co., Inc.	65,200	7,842,908
Pfizer, Inc.	367,153	10,309,656
		33,106,792
INDUSTRIALS (10.56%)
Aerospace & Defense (0.99%)
General Dynamics Corp.	27,100	9,301,262
General Electric Co.	32,425	9,201,242
		18,502,504
Building Products (2.63%)
Allegion PLC	90,938	13,212,382
Carlisle Cos., Inc.(c)	19,123	6,379,815
Carrier Global Corp.	307,834	17,334,133
Masco Corp.	205,979	12,434,952
		49,361,282
Commercial Services & Supplies (1.25%)
Waste Connections, Inc.	38,595	6,269,372
Waste Management, Inc.	75,249	17,291,468
		23,560,840
Electrical Equipment (0.48%)
Eaton Corp. PLC	25,147	8,994,327

Ground Transportation (1.11%)
Canadian Pacific Kansas City, Ltd.	172,746	13,588,200

See Notes to Schedule of Investments.

First Quarter Report (Unaudited) | March 31, 2026	11

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Ground Transportation (continued)
Uber Technologies, Inc.(a)	101,900	$7,329,667
		20,917,867
Machinery (1.36%)
Oshkosh Corp.	46,800	6,889,428
Parker-Hannifin Corp.	20,900	18,710,516
		25,599,944
Passenger Airlines (0.44%)
Delta Air Lines, Inc.	125,410	8,337,257

Trading Companies & Distributors (2.30%)
Ferguson Enterprises, Inc.	89,069	20,776,235
Sunbelt Rentals Holdings, Inc.(c)	167,500	10,902,575
WW Grainger, Inc.	10,536	11,492,774
		43,171,584
INFORMATION TECHNOLOGY (23.89%)
Communications Equipment (0.90%)
Arista Networks, Inc.(a)	57,325	7,038,364
Motorola Solutions, Inc.	22,800	9,894,516
		16,932,880
Electronic Equipment & Instruments (0.21%)
TE Connectivity Ltd.	19,072	3,986,429

Electronic Equipment, Instruments & Components (1.55%)
CDW Corp.	165,165	19,988,268
Teledyne Technologies, Inc.(a)	15,100	9,135,651
		29,123,919
IT Services (2.65%)
Accenture Ltd., Class A	104,379	20,697,312
Amdocs, Ltd.(c)	159,898	10,434,944
Cognizant Technology Solutions Corp., Class A	192,775	11,826,746
Shopify, Inc., Class A(a)	58,058	6,886,840
		49,845,842
Semiconductors & Semiconductor Equipment (9.44%)
ARM Holdings PLC(a)(b)(c)	60,149	9,099,341
ASML Holding N.V.	9,224	12,183,336
Broadcom Inc.	121,892	37,726,793
Microchip Technology, Inc.	112,500	7,268,625
NVIDIA Corp.	513,477	89,550,389
QUALCOMM, Inc.	60,100	7,739,678

See Notes to Schedule of Investments.

12	www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	256,721	$13,747,409
		177,315,571
Software (8.26%)
Adobe, Inc.(a)	21,600	5,250,528
Cadence Design Systems, Inc.(a)	27,138	7,540,836
Crowdstrike Holdings, Inc., Class A(a)	20,437	7,978,809
Intuit, Inc.	20,691	8,946,375
Microsoft Corp.	184,452	68,278,597
Oracle Corp.	20,769	3,055,328
Palantir Technologies, Inc., Class A(a)	17,729	2,593,398
Palo Alto Networks, Inc.(a)	46,089	7,388,988
Salesforce, Inc.	57,503	10,734,085
ServiceNow, Inc.(a)	134,866	14,100,240
Synopsys, Inc.(a)	48,397	19,188,443
		155,055,627
Technology Hardware, Storage & Equipment (0.88%)
Apple, Inc.	64,870	16,463,357

MATERIALS (5.68%)
Chemicals (4.09%)
Air Products & Chemicals, Inc.	26,400	7,668,936
Corteva, Inc.	181,900	15,226,849
Dow, Inc.	314,549	13,100,966
Ecolab, Inc.	75,868	20,182,405
PPG Industries, Inc.	128,530	13,737,287
RPM International, Inc.	70,100	6,967,940
		76,884,383
Construction Materials (0.59%)
Martin Marietta Materials, Inc.	18,800	11,067,184

Containers & Packaging (1.00%)
Avery Dennison Corp.	108,708	18,771,697

REAL ESTATE (0.68%)
Health Care REITs (0.40%)
Welltower, Inc.	38,215	7,555,488

Residential REITs (0.28%)
Equity LifeStyle Properties, Inc.	84,400	5,268,248

See Notes to Schedule of Investments.

First Quarter Report (Unaudited) | March 31, 2026	13

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
UTILITIES (1.37%)
Electric Utilities (0.47%)
Xcel Energy, Inc.	110,700	$8,794,008

Gas Utilities (0.47%)
Atmos Energy Corp.	48,000	8,866,560

Water Utilities (0.43%)
American Water Works Co., Inc.	59,900	8,151,791

TOTAL COMMON STOCKS
(COST OF $1,629,207,245)		1,845,575,087

SHORT TERM INVESTMENTS (3.31%)
MONEY MARKET FUND (1.79%)
State Street Institutional US Government Money Market Fund, Premier Class, 3.58%(d)
(COST OF $33,577,972)	33,577,972	33,577,972

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (1.52%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%
(COST OF $28,571,566)	28,571,566	28,571,566

TOTAL SHORT TERM INVESTMENTS
(COST OF $62,149,538)		62,149,538

TOTAL INVESTMENTS (101.54%)
(COST OF $1,691,356,783)		1,907,724,625

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.54%)		(28,981,040)

NET ASSETS (100.00%)		$1,878,743,585

NET ASSET VALUE PER SHARE
(305,028,611 SHARES OUTSTANDING)		$6.16

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $60,477,148.
(d)	Rate reflects seven-day effective yield on March 31, 2026.

See Notes to Schedule of Investments.

14	www.all-starfunds.com

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

March 31, 2026 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its schedule of investments. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services - Investment Companies. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund as a whole. The Fund's Treasurer is the CODM for the Fund. The Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that the Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio (“State Street Navigator”), a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value (“NAV”) per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees (the "Board"). The Board has designated ALPS Advisors, Inc. (the “Advisor” or “AAI”) as the Fund’s Valuation Designee. The Valuation Designee is responsible for determining fair value in good faith for all Fund investments, subject to oversight by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Advisor’s Valuation Committee using fair valuation procedures established by the Valuation Designee. Examples of potentially significant events that could materially impact a Fund’s NAV include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of March 31, 2026, the Fund held no securities that were fair valued.

First Quarter Report (Unaudited) | March 31, 2026	15

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

March 31, 2026 (Unaudited)

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Lending of Portfolio Securities

The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 30% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash collateral received is reinvested in State Street Navigator. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending positions and related cash and non-cash collateral received as of March 31, 2026:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$60,477,148	$28,571,566	$33,451,374	$62,022,940

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

16	www.all-starfunds.com

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

March 31, 2026 (Unaudited)

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

First Quarter Report (Unaudited) | March 31, 2026	17

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

March 31, 2026 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,845,575,087	$–	$–	$1,845,575,087
Short Term Investments	62,149,538	–	–	62,149,538
Total	$1,907,724,625	$–	$–	$1,907,724,625

*	See Schedule of Investments for industry classifications.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value during the period.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

18	www.all-starfunds.com

Description of Lipper Benchmark
Liberty All-Star® Equity Fund	and Market Indices

(Unaudited)

Dow Jones Industrial Average

A price-weighted measure of 30 U.S. blue-chip companies.

Lipper Large-Cap Core Mutual Fund Average

The average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s U.S. domestic equity large-cap floor. These funds typically have average characteristics compared to the S&P 500® Index.

NASDAQ Composite Index

Measures all NASDAQ domestic and international based common type stocks listed on the NASDAQ Stock Market.

Russell 1000® Growth Index (Largecap)

Measures the performance of those Russell 1000® companies with lower book-to-price ratios and higher growth values. The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index.

Russell 1000® Value Index (Largecap)

Measures the performance of those Russell 1000® companies with higher book-to-price ratios and lower growth values.

S&P 500® Index

A large-cap U.S. equities index that includes 500 leading companies and covers approximately 80% of available market capitalization.

S&P 500® Equal Weight Index

The equal-weight version of the S&P 500®.

An investor cannot invest directly in an index.

First Quarter Report (Unaudited) | March 31, 2026	19